Guarantor/Non-Guarantor Subsidiary Financial Information (Statement of Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net income	$ 140	$ 139	$ 262	$ 245	$ 633	$ 687	$ 612
Foreign currency translation adjustments	2	(16)	18	(107)	(72)	(27)	(10)
Total comprehensive income	142	123	280	138	561	660	602
Comprehensive income attributable to noncontrolling interest	(10)	(7)	(22)	(6)	(20)	(44)	(57)
Comprehensive income attributable to QVC, Inc. shareholder	132	116	258	132	541	616	545
Parent company
Condensed Financial Statements, Captions [Line Items]
Net income	140	139	262	245	633	687	612
Foreign currency translation adjustments	2	(16)	18	(107)	(72)	(27)	(10)
Total comprehensive income	142	123	280	138	561	660	602
Comprehensive income attributable to noncontrolling interest	(10)	(7)	(22)	(6)	(20)	(44)	(57)
Comprehensive income attributable to QVC, Inc. shareholder	132	116	258	132	541	616	545
Guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income	94	67	105	146	353	383	356
Foreign currency translation adjustments	0	0	0	0	0	0	0
Total comprehensive income	94	67	105	146	353	383	356
Comprehensive income attributable to noncontrolling interest	0	0	0	0	0	0	0
Comprehensive income attributable to QVC, Inc. shareholder	94	67	105	146	353	383	356
Non-guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income	43	25	8	53	132	153	130
Foreign currency translation adjustments	2	(16)	18	(107)	(72)	(27)	(10)
Total comprehensive income	45	9	26	(54)	60	126	120
Comprehensive income attributable to noncontrolling interest	(10)	(7)	(22)	(6)	(20)	(44)	(57)
Comprehensive income attributable to QVC, Inc. shareholder	35	2	4	(60)	40	82	63
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net income	(137)	(92)	(113)	(199)	(485)	(536)	(486)
Foreign currency translation adjustments	(2)	16	(18)	107	72	27	10
Total comprehensive income	(139)	(76)	(131)	(92)	(413)	(509)	(476)
Comprehensive income attributable to noncontrolling interest	10	7	22	6	20	44	57
Comprehensive income attributable to QVC, Inc. shareholder	$ (129)	$ (69)	$ (109)	$ (86)	$ (393)	$ (465)	$ (419)